Expense Example - VIPBalancedPortfolio-InitialServiceService2PRO - VIPBalancedPortfolio-InitialServiceService2PRO - VIP Balanced Portfolio	Apr. 29, 2024 USD ($)
VIP Balanced Portfolio - Initial Class
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	555
VIP Balanced Portfolio - Service Class
Expense Example:
1 year	55
3 years	173
5 years	302
10 years	677
VIP Balanced Portfolio - Service Class 2
Expense Example:
1 year	70
3 years	221
5 years	384
10 years	$ 859